Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	March 28, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.1	$22.9	$12.2	$—
Foreign exchange forward and option contracts	0.6	0.6	—	—

	$35.7	$23.5	$12.2	$—

Liabilities:
Deferred compensation liabilities	$13.7	$—	$13.7	$—
Contingent consideration	7.0	—	—	7.0
Foreign exchange forward and option contracts	0.6	0.6	—	—

	$21.3	$0.6	$13.7	$7.0

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—

	$36.2	$23.5	$12.7	$—

Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—

	$21.8	$1.4	$13.5	$6.9

The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—

	$36.2	$23.5	$12.7	$—

Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—

	$21.8	$1.4	$13.5	$6.9

	September 28, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$25.2	$13.7	$11.5	$—
Liabilities:
Deferred compensation liabilities	$9.3	$—	$9.3	$—

Schedule of Reconciliation of Changes in Fair Value of Contingent Consideration

There were no changes to the initial estimate of the fair value of the consideration during the six months ended March 28, 2014.

Balance at September 27, 2013	$6.9
Accretion expense	0.1

Balance at March 28, 2014	$7.0

The fair value of the contingent payments was measured based on the probability-weighted present value of the consideration expected to be transferred using a discount rate of 1.0%. There were no changes to the initial estimate of the fair value of the consideration during fiscal 2013.

Balance at September 28, 2012	$—
Fair value of contingent consideration	6.9

Balance at September 27, 2013	$6.9

Schedule of Carrying Amount and Fair Value of Long-term Debt

The following table presents the carrying values and estimated fair values of the Company’s long-term debt, excluding capital leases, as of the end of each period:

	March 28, 2014		September 27, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$—	$—	$0.1	$0.1
Term loan	1,296.8	1,301.0	—	—
3.50% notes due April 2018	300.0	296.0	299.9	293.7
9.50% debentures due May 2022	10.4	14.2	10.4	14.3
8.00% debentures due March 2023	8.0	10.2	8.0	10.2
4.75% notes due April 2023	598.2	571.6	598.2	568.5

The following table presents the carrying values and estimated fair values of the Company’s long-term debt, excluding capital leases, as of the end of each period:

	September 27, 2013		September 28, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$0.1	$0.1	$—	$—
7.00% debentures due December 2013	—	—	5.8	5.8
3.50% notes due April 2018	299.9	293.7	—	—
9.50% debentures due May 2022	10.4	14.3	—	—
8.00% debentures due March 2023	8.0	10.2	—	—
4.75% notes due April 2023	598.2	568.5	—	—

Schedule of Accounts Receivable Concentration Risk

The Company’s accounts receivable, net of allowance for doubtful accounts, in Spain and Italy, which the Company has been closely monitoring, at the end of each period were as follows:

	March 28, 2014	September 27, 2013
Spain	$9.8	$9.2
Italy	10.7	12.6

The Company’s accounts receivable, net of allowance for doubtful accounts, in Spain and Italy at the end of each period are as follows:

	September 27, 2013	September 28, 2012
Spain	$9.2	$15.0
Italy	12.6	12.5

Schedules of Concentration of Risk

The following table shows net sales attributable to distributors that accounted for 10% or more of the Company’s total net sales:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Cardinal Health, Inc.	15%	20%	18%	20%
McKesson Corporation	15%	19%	15%	16%
Amerisource Bergen Corporation	10%	6%	11%	7%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company’s gross accounts receivable at the end of each period:

	March 28, 2014	September 27, 2013
Cardinal Health, Inc.	20%	18%
McKesson Corporation	23%	22%
Amerisource Bergen Corporation	13%	14%

The following table shows net sales attributable to products that accounted for 10% or more of the Company’s total net sales:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Optiray™ (CMDS)	13%	13%	13%	14%
Acetaminophen products (API)	9%	10%	8%	10%
Methylphenidate ER (Specialty Generics)	8%	11%	9%	7%

The following table shows net sales attributable to distributors that accounted for 10% or more of the Company’s total net sales:

	Fiscal Year
	2013	2012	2011
Cardinal Health, Inc.	18%	19%	19%
McKesson Corporation	15%	14%	13%
Amerisource Bergen Corporation	9%	9%	10%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company’s gross accounts receivable at the end of each period:

	September 27, 2013	September 28, 2012
Cardinal Health, Inc.	18%	19%
McKesson Corporation	22%	20%
Amerisource Bergen Corporation	14%	10%

The following table shows net sales attributable to products that accounted for 10% or more of the Company’s total net sales:

	Fiscal Year
	2013	2012	2011
Optiray (CMDS)	14%	17%	19%
Acetaminophen products (API)	10%	11%	11%